PowerShares Fundamental Emerging Markets Local Debt Portfolio
PowerShares Fundamental Emerging Markets Local Debt Portfolio Effective as of the close of markets on March 18, 2016, the Fund will cease trading and liquidate thereafter. Summary Information
Investment Objective
The PowerShares Fundamental Emerging Markets Local Debt Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Citi RAFI Bonds Sovereign Emerging Markets Extended Local Currency Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Fundamental Emerging Markets Local Debt Portfolio PowerShares Fundamental Emerging Markets Local Debt Portfolio
Management Fees	0.50%
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
PowerShares Fundamental Emerging Markets Local Debt Portfolio | PowerShares Fundamental Emerging Markets Local Debt Portfolio | USD ($)	51	160	280	628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in bonds issued by the national governments of emerging market countries that comprise the Underlying Index. The Underlying Index measures the performance of local currency bonds issued by the national governments from a set of emerging market countries. The Underlying Index uses specific government markets tracked by Citigroup Index LLC ("Citi Index") and a proprietary weighting methodology from Research Affiliates, LLC ("RA"). Historically, the Underlying Index has included local currency bonds issued by the national governments of 18 countries: Brazil, Chile, China (Offshore), Colombia, the Czech Republic, Hungary, Indonesia, Israel, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand and Turkey; however, this universe of countries may change in accordance with the Underlying Index's methodology. Strictly in accordance with the Underlying Index's guidelines and mandated procedures, securities must have a minimum maturity of one year to be included in the Underlying Index, and such securities' national governments must have a minimum domestic sovereign debt rating of "C" by S&P and "Ca" by Moody's and must meet a minimum outstanding amount requirement.

The Fund does not purchase all of the securities in the Underlying Index; instead the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board ("FRB") and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. The "tapering" in 2015 of the FRB's quantitative easing program, combined with the FRB's recent raising of the target range for the Federal Funds Rate (and likely eventual increase in equivalent foreign rates) may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund's investments and Share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and the Fund's transaction costs.

Sovereign Debt Risk. Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited.

Emerging Markets Sovereign Debt Risk. Government obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Currency Risk. The Fund invests in bonds of governments located in emerging market countries and much of the income received by the Fund will be in foreign currencies. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currencies of the non-U.S. markets in which the Fund invests depreciate against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currencies, increases.

Non-Investment Grade Securities Risk. The Fund may invest in securities that are rated below investment grade (i.e., securities rated below "BBB" by S&P or "Baa" by Moody's); however, the Fund will invest at least 80% of its total assets in bonds issued by national governments of countries that have a domestic sovereign debt rating of at least "CC" by S&P and "Ca" by Moody's. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund's net investment income could fall.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Additionally, the Fund's use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Sampling Risk. Although it may hold as many securities as necessary to achieve its investment objective, the Fund, by using a representative sampling approach, generally will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund's investments. As such, an investment in Shares may be less tax efficient than an investment in shares of conventional ETFs, which utilize an entirely in-kind redemption process. Also, there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invescopowershares.com.
Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
4.23% (2nd Quarter 2014)	(9.60)% (3rd Quarter 2015)

Average Annual Total Returns for the Periods Ended December 31, 2015
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - PowerShares Fundamental Emerging Markets Local Debt Portfolio		1 Year	Since Inception	Inception Date
PowerShares Fundamental Emerging Markets Local Debt Portfolio		(9.98%)	(10.77%)	May 09, 2013
PowerShares Fundamental Emerging Markets Local Debt Portfolio | Return After Taxes on Distributions		(10.44%)	(11.16%)	May 09, 2013
PowerShares Fundamental Emerging Markets Local Debt Portfolio | Return After Taxes on Distributions and Sale of Fund Shares		(5.64%)	(8.12%)	May 09, 2013
Citi RAFI Bonds Sovereign Emerging Markets Extended Local Currency Index (reflects no deduction for fees, expenses or taxes)	[1]	(8.85%)	(10.04%)	May 09, 2013
The BofA Merrill Lynch Local Debt Markets Plus Index (reflects no deduction for fees, expenses or taxes)		(12.02%)	(10.19%)	May 09, 2013
[1]	Effective April 1, 2015, index data has been recalculated by the index provider to account for revised treatment of Brazil, Chile and Israel bonds.